Note 18 - Fair Value Measurements and Fair Values of Financial Instruments - Additional Quantitative Information About Assets Measured at Fair Value on a Nonrecurring Basis (Details) - Appraisal of Collateral [Member] - Fair Value, Inputs, Level 3 [Member]
$ in Thousands
		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Total fair value		$ 648	$ 2,832
Valuation techniques	[1]	Appraisal of collateral	Appraisal of collateral
Unobservable input	[2]	Appraisal adjustments	Appraisal adjustments
Other real estate owned, fair value		$ 1,650
Minimum [Member] | Meaurement Input, Appraisal Adjustments Rate [Member]
Unobservable input, range		0	0
Unobservable input, range		0
Maximum [Member] | Meaurement Input, Appraisal Adjustments Rate [Member]
Unobservable input, range		0.73	0.27
Unobservable input, range		0.12
Weighted Average [Member] | Meaurement Input, Appraisal Adjustments Rate [Member]
Unobservable input, range		(0.08)	0.01
Unobservable input, range		(0.12)

[1]	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various Level 3 inputs which are identifiable.
[2]	Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range and weighted average of liquidation expenses and other appraisal adjustments are presented as a percentage of the appraisal.